Note 1 - Basis of Consolidation, Presentation and Going Concern	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note
1.
Basis of Consolidation, Presentation and Going Concern

The accompanying unaudited condensed consolidated financial statements for Catasys, Inc. and its subsidiaries have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and instructions to Form
10
-Q and, therefore, do not include all disclosures necessary for a complete presentation of financial position, results of operations, and cash flows in conformity with U.S. GAAP. In our opinion, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included.  Interim results are not necessarily indicative of the results that may
be expected for the entire fiscal year. The accompanying financial information should be read in conjunction with the financial statements and the notes thereto included in our most recent Annual Report on Form
10
-K for the year-ended
December
31,
2015,
from which the balance sheets as of
December
31,
2015,
have been derived.

Our financial statements have been prepared on the basis that we will continue as a going concern. At
September
30,
2016,
cash and cash equivalents was
$1.8
million and we had a working capital deficit of approximately
$20.8
million. In
August
2016,
we entered into subscription agreements with
three
accredited investors, including Shamus, LLC (“Shamus”), a company owned by David E. Smith, a member of our board of directors, pursuant to which we received
$2.8
million and issued
five
-year warrants to purchase up to an aggregate of
875,000
shares of our common stock, at an exercise price of
$1.10
per share. We have incurred significant operating losses and negative cash flows from operations since our inception. During the nine
months ended
September
30,
2016,
our cash used in operating activities was
$4.5
million. We anticipate that we could continue to incur negative cash flows and net losses for the next twelve
months. The financial statements do not include any adjustments relating to the recoverability of the carrying amount of the recorded assets or the amount of liabilities that might result from the outcome of this uncertainty. As of
September
30,
2016,
these conditions raised substantial doubt as to our ability to continue as a going concern.
We expect our current cash resources to cover expenses into
December
2016;
however, delays in cash collections, revenue, or unforeseen expenditures could negatively impact our estimate. We are in need of additional capital; however, there is no assurance that additional capital can be timely raised in an amount which is sufficient for us or on terms favorable to us and our stockholders, if at all. If we do not obtain additional capital, there is significant doubt as to whether we can continue to operate as a going concern and we will need to curtail or cease operations or seek bankruptcy relief. If we discontinue operations, we may
not have sufficient funds to pay any amounts to our stockholders.

Our ability to fund our ongoing operations and continue as a going concern is dependent on increasing the number of members that are eligible for our programs by signing new contracts and generating fees from existing and new contracts and the success of management’s plans to increase revenue and continue to control expenses. We currently operate in Florida, Georgia, Illinois, Kansas, Kentucky, Louisiana, Massachusetts, Missouri, New Jersey, North Carolina, Oklahoma, Pennsylvania, South Carolina, Tennessee, Texas, Virginia, West Virginia and Wisconsin. We provide services to commercial (employer funded), managed Medicare Advantage and managed Medicaid populations. We have generated increasing fees from our launched programs and expect to increase enrollment and fees throughout
2016.
However, there can be no assurance that we will generate such fees or that new programs will launch as we expect.